Estimated Fair Value of Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2011
Fair Value, by Balance Sheet Grouping

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value.

The disclosures include financial instruments and derivatives financial instruments, other than investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts.

March 31, 2011

	Millions of yen
	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥71,991	¥71,991
Futures, foreign exchange contracts:
Assets	1,524	1,524
Liabilities	1,254	1,254
Credit derivatives held/written:
Assets	49	49
Liabilities	236	236
Options held/written, caps held and other:
Assets	3,467	3,467
Liabilities	2,071	2,071

Non-trading instruments
Assets:
Cash and cash equivalents	¥732,127	¥732,127
Restricted cash	118,065	118,065
Time deposits	5,148	5,148
Installment loans (net of allowance for probable loan losses)	2,850,215	2,860,886
Investment in securities:
Practicable to estimate fair value	937,129	937,541
Not practicable to estimate fair value	166,261	166,261
Liabilities:
Short-term debt	478,633	478,633
Deposits	1,065,175	1,070,513
Long-term debt	4,531,268	4,491,271
Futures, foreign exchange contracts:
Assets	1,109	1,109
Liabilities	3,714	3,714
Foreign currency swap agreements:
Assets	14,766	14,766
Liabilities	33,481	33,481
Interest rate swap agreements:
Assets	2,070	2,070
Liabilities	1,320	1,320

December 31, 2011

	Millions of yen
	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥33,818	¥33,818
Futures, foreign exchange contracts:
Assets	580	580
Liabilities	581	581
Credit derivatives held:
Assets	162	162
Liabilities	4	4
Options held/written, caps held and other:
Assets	4,101	4,101
Liabilities	2,678	2,678

Non-trading instruments
Assets:
Cash and cash equivalents	¥662,894	¥662,894
Restricted cash	122,103	122,103
Time deposits	7,020	7,020
Installment loans (net of allowance for probable loan losses)	2,626,743	2,649,391
Investment in securities:
Practicable to estimate fair value	929,488	932,506
Not practicable to estimate fair value	204,414	204,414
Liabilities:
Short-term debt	467,121	467,121
Deposits	1,063,667	1,068,967
Long-term debt	4,172,523	4,138,341
Futures, foreign exchange contracts:
Assets	1,527	1,527
Liabilities	1,212	1,212
Foreign currency swap agreements:
Assets	8,671	8,671
Liabilities	3,687	3,687
Interest rate swap agreements:
Assets	4,625	4,625
Liabilities	1,433	1,433